Apr. 28, 2017
Ivy Variable Insurance Portfolios

Supplement dated February 6, 2018 to the
Ivy Variable Insurance Portfolios Prospectus
dated April 28, 2017
as supplemented July 14, 2017, August 10, 2017, December 8, 2017 and December 29, 2017

Effective immediately, Ivy VIP Asset Strategy’s benchmark index is the MSCI ACWI Index, replacing the three current benchmark indexes (the S&P 500 Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Treasury Bills: 1-3 Month Index) shown in the “Average Annual Total Returns” table. IICO, the Portfolio’s investment manager, believes that the MSCI ACWI Index is a more representative index for the types of securities that the Portfolio purchases. All four benchmark indexes will be shown in the Portfolio’s prospectus for a period of one year for comparison purposes. The 1, 5 and 10 Year performance information for the MSCI ACWI Index as of December 31, 2016 is shown below:

Average Annual Total Returns

	1 Year	5 Years	10 Years
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	7.86%	9.36%	3.56%